December 31, 2001	• Separate Account B of Pacific Life Insurance Company

Annual
    Report

PACIFIC LIFE

TABLE OF CONTENTS

SEPARATE ACCOUNT B

SEPARATE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account	Technology Variable Account

ASSETS (1)

Investments:

Blue Chip Portfolio	$197

Aggressive Growth Portfolio		$6

Emerging Markets Portfolio			$42

Small-Cap Equity Portfolio				$76

International Large-Cap Portfolio					$8

I-Net Tollkeeper Portfolio						$5

Financial Services Portfolio							$56

Health Sciences Portfolio								$70

Technology Portfolio									$48

Total Assets	197	6	42	76	8	5	56	70	48

NET ASSETS (2)	$197	$6	$42	$76	$8	$5	$56	$70	$48

Shares Owned in each Portfolio	24	1	7	4	1	1	6	8	8

Cost of Investments	$222	$7	$74	$84	$10	$11	$59	$68	$52

(1)
The Diversified Research Variable Account is not shown on the above Statement of Assets and Liabilities due to rounding. Total net assets owned by this variable account in full dollars as of December 31, 2001 was $74.

(2)	Total outstanding liabilities for each Variable Account as of December 31, 2001 were less than $500.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

	Telecom- munications Variable Account	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account

ASSETS

Investments:

Telecommunications Portfolio	$2

Multi-Strategy Portfolio		$14,665

Equity Income Portfolio			$228

Strategic Value Portfolio				$52

Growth LT Portfolio					$4,411

Focused 30 Portfolio						$41

Mid-Cap Value Portfolio							$347

International Value Portfolio								$3,159

Capital Opportunities Portfolio									$28

Mid-Cap Growth Portfolio										$34

Receivables:

Due from Pacific Life Insurance Company					19			17

Fund shares redeemed		19

Other								2

Total Assets	2	14,684	228	52	4,430	41	347	3,178	28	34

LIABILITIES

Payables:

Due to Pacific Life Insurance Company		19

Fund shares purchased					19			17

Other		9			2

Total Liabilities		28			21			17

NET ASSETS	$2	$14,656	$228	$52	$4,409	$41	$347	$3,161	$28	$34

Shares Owned in each Portfolio (1)		990	11	6	237	6	24	262	3	4

Cost of Investments	$2	$16,081	$283	$56	$9,745	$47	$302	$4,520	$31	$33

(1)	Total shares owned in full by the Telecommunications Variable Account as of December 31, 2001 were 322.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

ASSETS (2)

Investments:

Equity Index Portfolio	$83

Small-Cap Index Portfolio		$16

REIT Portfolio			$76

Inflation Managed Portfolio (1)				$152

Managed Bond Portfolio					$9,098

Money Market Portfolio						$1,881

High Yield Bond Portfolio							$196

Equity Portfolio								$13,681

Aggressive Equity Portfolio									$2,384

Large-Cap Value Portfolio										$144

Receivables:

Due from Pacific Life Insurance Company								48	2

Fund shares redeemed					71	4

Other								4

Total Assets	83	16	76	152	9,169	1,885	196	13,733	2,386	144

LIABILITIES

Payables:

Due to Pacific Life Insurance Company					71	4

Fund shares purchased								48	2

Other					2				1

Total Liabilities					73	4		48	3

NET ASSETS	$83	$16	$76	$152	$9,096	$1,881	$196	$13,685	$2,383	$144

Shares Owned in each Portfolio	3	2	6	14	825	186	28	712	260	12

Cost of Investments	$97	$16	$73	$154	$8,478	$1,883	$223	$24,468	$3,492	$144

(1)	Formerly named Government Securities Variable Account and Government Securities Portfolio.

(2)
The Global Growth Variable Account is not shown on the above Statement of Assets and Liabilities due to rounding. Total assets owned by this Variable Account in full dollars  as of December 31, 2001 was $79.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1),(2)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account (2)	Small-Cap Equity Variable Account	International Large-Cap Variable Account (2)	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1),(2)	Health Sciences Variable Account (1)	Technology Variable Account (1)

INVESTMENT INCOME

Dividends				$9

EXPENSES

Mortality and expense risk fees and administrative fees	$2		$1	1

Net Investment Income (Loss)	(2)		(1)	8

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(2)		(2)	(16)	($2)	($1)			($2)

Net unrealized appreciation (depreciation) on investments	(24)	($1)	(2)	5	1	(2)	($2)	$2	(4)

Net Realized and Unrealized Gain (Loss) on Investments	(26)	(1)	(4)	(11)	(1)	(3)	(2)	2	(6)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS (3)	($28)	($1)	($5)	($3)	($1)	($3)	($2)	$2	($6)

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

(2)	Pacific Select Fund had declared dividends on these portfolios during 2001. The total amounts received by each Variable Account were below $500 for the year.

(3)	The Diversified Research Variable Account is not shown on the above Statement of Operations due to rounding.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Telecom- munications Variable Account (1),(2)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account (2)	Growth LT Variable Account	Focused 30 Variable Account (2)	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account (1),(2)	Mid-Cap Growth Variable Account (1)

INVESTMENT INCOME

Dividends		$440	$4		$908		$8	$103

EXPENSES

Mortality and expense risk fees and administrative fees		233	3	$1	76		4	54

Net Investment Income (Loss)		207	1	(1)	832		4	49

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions		(445)	(1)	(2)	(1,508)	($3)	(3)	(351)	($1)

Net unrealized appreciation (depreciation) on investments	($1)	(256)	(18)	(4)	(1,450)	(2)	26	(797)	(3)	$1

Net Realized and Unrealized Gain (Loss) on Investments	(1)	(701)	(19)	(6)	(2,958)	(5)	23	(1,148)	(4)	1

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1)	($494)	($18)	($7)	($2,126)	($5)	$27	($1,099)	($4)	$1

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

(2)	Pacific Select Fund had declared dividends on these portfolios during 2001. The total amounts received by each Variable Account were below $500 for the year.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INVESTMENT INCOME

Dividends	$1	$1	$2	$4	$507	$60	$17	$987		$3

EXPENSES

Mortality and expense risk fees and administrative fees	1		1	1	140	22	2	224	$37	1

Net Investment Income (Loss)	0	1	1	3	367	38	15	763	(37)	2

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(6)		2		140		(4)	(2,357)	(347)	(3)

Net unrealized appreciation (depreciation) on investments	(4)		2	(2)	78	(1)	(12)	(2,951)	(234)	(1)

Net Realized and Unrealized Gain (Loss) on Investments	(10)		4	(2)	218	(1)	(16)	(5,308)	(581)	(4)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS (2)	($10)	$1	$5	$1	$585	$37	($1)	($4,545)	($618)	($2)

(1)	Formerly named Government Securities Variable Account.

(2)	The Global Growth Variable is not shown on the above Statement of Operations due to rounding.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)	Health Sciences Variable Account (1)	Technology Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($2)		($1)		$8

Net realized loss from security transactions	(2)		(2)		(16)	($2)	($1)			($2)

Net unrealized appreciation (depreciation) on investments	(24)	($1)	(2)		5	1	(2)	($2)	$2	(4)

Net Increase (Decrease) in Net Assets Resulting from Operations	(28)	(1)	(5)		(3)	(1)	(3)	(2)	2	(6)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	228	7	(2)		53	5		59	69	54

Transfers—policy charges and deductions					(16)

Transfers—surrenders	(3)			($4)	(9)	(17)	(1)

Transfers—other					(1)		1	(1)	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	225	7	(2)	(4)	27	(12)		58	68	54

NET INCREASE (DECREASE) IN NET ASSETS	197	6	(7)	(4)	24	(13)	(3)	56	70	48

NET ASSETS

Beginning of Year			49	4	52	21	8

End of Year	$197	$6	$42	$0	$76	$8	$5	$56	$70	$48

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)		$207	$1	($1)	$832		$4	$49

Net realized loss from security transactions		(445)	(1)	(2)	(1,508)	($3)	(3)	(351)	($1)

Net unrealized appreciation (depreciation) on investments	($1)	(256)	(18)	(4)	(1,450)	(2)	26	(797)	(3)	$1

Net Increase (Decrease) in Net Assets Resulting from Operations	(1)	(494)	(18)	(7)	(2,126)	(5)	27	(1,099)	(4)	1

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums		42			12			8

Transfers between variable accounts, net	3	(1,632)	43	20	(15)	19	182	(318)	33	33

Transfers—policy charges and deductions		(157)			(81)			(78)

Transfers—surrenders		(2,079)		(19)	(584)		(54)	(510)

Transfers—other		1		1	1	1			(1)

Net Increase (Decrease) in Net Assets

Derived from Policy Transactions	3	(3,825)	43	2	(667)	20	128	(898)	32	33

NET INCREASE (DECREASE) IN NET ASSETS	2	(4,319)	25	(5)	(2,793)	15	155	(1,997)	28	34

NET ASSETS

Beginning of Year		18,975	203	57	7,202	26	192	5,158

End of Year	$2	$14,656	$228	$52	$4,409	$41	$347	$3,161	$28	$34

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)		$1	$1	$3	$367	$38	$15	$763	($37)	$2

Net realized gain (loss) from security transactions	($6)		2		140		(4)	(2,357)	(347)	(3)

Net unrealized appreciation (depreciation) on investments	(4)		2	(2)	78	(1)	(12)	(2,951)	(234)	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10)	1	5	1	585	37	(1)	(4,545)	(618)	(2)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums					64	3		67	13

Transfers between variable accounts, net	(2)	16	74	158	(869)	687	69	(315)	(110)	143

Transfers—policy charges and deductions			(29)		(368)	(10)		(270)	(51)

Transfers—surrenders	(11)		(2)	(7)	(1,236)	(182)	(11)	(1,892)	(321)	(15)

Transfers—other		(1)			1	(1)		1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(13)	15	43	151	(2,408)	497	58	(2,409)	(469)	128

NET INCREASE (DECREASE) IN NET ASSETS	(23)	16	48	152	(1,823)	534	57	(6,954)	(1,087)	126

NET ASSETS (2)

Beginning of Year	106		28		10,919	1,347	139	20,639	3,470	18

End of Year	$83	$16	$76	$152	$9,096	$1,881	$196	$13,685	$2,383	$144

(1)	Formerly named Government Securities Variable Account.

(2)
The Global Growth Variable Account in not shown on the above Statement of Changes in Net Assets due to rounding. Total net assets owned by this Variable Account in full dollars as of December 31, 2001 was $79.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	Emerging Markets Variable Account (1)	Diversified Research Variable Account (1)	Small-Cap Equity Variable Account (1)	International Large-Cap Variable Account (1)	I-Net Tollkeeper Variable Account (1)	Multi- Strategy Variable Account (2)	Equity Income Variable Account (1)	Strategic Value Variable Account (1)	Growth LT Variable Account (2)	Focused 30 Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($1)		$2			$8,671	$17		$4,955

Net realized loss from security transactions			(1)			(2,407)	(1)		(2,493)

Net unrealized depreciation on investments	(30)		(12)	($2)	($4)	(5,163)	(37)		(5,277)	($4)

Net Increase (Decrease) in Net Assets Resulting from Operations	(31)		(11)	(2)	(4)	1,101	(21)		(2,815)	(4)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	2			2		301			350

Transfers between variable accounts, net	78	$4	64	22	13	(984)	223	$57	1,058	30

Transfers—policy charges and deductions						(167)			(127)

Transfers—surrenders			(1)			(2,522)			(772)

Transfers—other				(1)	(1)	(7)	1		(2)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	80	4	63	23	12	(3,379)	224	57	507	30

NET INCREASE (DECREASE) IN NET ASSETS	49	4	52	21	8	(2,278)	203	57	(2,308)	26

NET ASSETS

Beginning of Year						21,253			9,510

End of Year	$49	$4	$52	$21	$8	$18,975	$203	$57	$7,202	$26

(1)
Operations commenced on February 14, 2000 for the Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap and Equity Income Variable Accounts, May 12, 2000 for the I-Net Tollkeeper Variable Account, October 19, 2000 for the Strategic Value Variable Account, and October 26, 2000 for the Focused 30 Variable Account.

(2)
The name of each of these Variable Accounts changed during 2000 due to the substitution of the Pacific Select Fund for the Pacific Innovations Trust, as discussed in Note 1 to the Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	Mid-Cap Value Variable Account (1)	International Value Variable Account (2)	Equity Index Variable Account (1)	REIT Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account (1)	Equity Variable Account (2)	Aggressive Equity Variable Account (2)	Large-Cap Value Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income		$3,379		$1	$606	$67	$9	$12,056	$370

Net realized gain (loss) from security transactions		(1,938)			(577)	1		(3,538)	(223)

Net unrealized appreciation (depreciation) on investments	$19	(2,173)	($10)	2	1,033	(2)	(15)	(16,385)	(1,052)	$1

Net Increase (Decrease) in Net Assets Resulting from Operations	19	(732)	(10)	3	1,062	66	(6)	(7,867)	(905)	1

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	100	23			21	1		206	52

Transfers between variable accounts, net	74	214	124	25	(789)	342	144	(716)	299	17

Transfers—policy charges and deductions		(72)			(99)	(2)		(261)	(45)

Transfers—surrenders	(1)	(1,099)	(8)		(1,212)	(556)		(3,094)	(624)

Transfers—other		1			(2)	1	1	8	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	173	(933)	116	25	(2,081)	(214)	145	(3,857)	(319)	17

NET INCREASE (DECREASE) IN NET ASSETS	192	(1,665)	106	28	(1,019)	(148)	139	(11,724)	(1,224)	18

NET ASSETS

Beginning of Year		6,823			11,938	1,495		32,363	4,694

End of Year (3)	$192	$5,158	$106	$28	$10,919	$1,347	$139	$20,639	$3,470	$18

(1)	Operations commenced on February 14, 2000.

(2)
The name of each of these Variable Accounts changed during 2000 due to the substitution of the Pacific Select Fund for the Pacific Innovations Trust, as discussed in Note 1 to the Financial Statements.

(3)
The Small-Cap Index and Inflation Managed Variable Accounts are not shown on the above Statement of Changes in Net Assets due to rounding. The total net assets in full dollars for the Small-Cap Index and Inflation Managed Variable Accounts, as of December 31, 2000, were $128 and $158, respectively.

See Notes to Financial Statements

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Separate Account B (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2001 is comprised of thirty-one subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of portfolio investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

Prior to February 12, 2000, the assets in each of the seven Variable Accounts in the table below were invested in shares of the corresponding portfolios of Pacific Innovations Trust (the “Trust”). Pacific Life Insurance Company (“Pacific Life”) obtained approval on February 3, 2000 from the Securities and Exchange Commission (the “SEC”) to substitute portfolios of the Fund for the portfolios of the Trust. At the close of business on February 11, 2000, the shares of each portfolio of the Trust were substituted with the shares of the following designated portfolios of the Fund that has similar investment policies:

Pacific Innovations Trust Portfolios	Pacific Select Fund Portfolios

Money Market	Money Market

Managed Bond	Managed Bond

Capital Income	Multi-Strategy

Blue Chip	Equity

Mid-Cap Equity	Growth LT

Aggressive Growth	Aggressive Equity

International	International Value

In addition, the Separate Account organized and registered with the SEC sixteen new Variable Accounts during 2000: the Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Bond and Income, I-Net Tollkeeper, Equity Income, Strategic Value, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, Inflation Managed, High Yield Bond, and Large-Cap Value Variable Accounts.

The Separate Account organized and registered with the SEC nine new Variable Accounts which commenced operations on January 2, 2001: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts. The Diversified Research and Global Growth Variable Accounts are not shown on the financial statements due to rounding. The total net assets for the Diversified Research and Global Growth Variable Accounts, as of December 31, 2001, were $74 and $79, respectively.

On September 22, 2000, the net assets of the Fund’s Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Fund’s Managed Bond Portfolio in exchange for shares of the Managed Bond Portfolio (the “reorganization”). In connection with the reorganization, a total of 2,556 outstanding accumulation units (valued at $26,785) of the Bond and Income Variable Account were exchanged for 2,321 accumulation units with equal value of the Managed Bond Variable Account.

The Separate Account was established by Pacific Life on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium deferred variable annuity contracts (the “Contract”).

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A.  Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B.  Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C.  Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)

2. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative charges (M&E), if any. A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2001 were as follows (amounts in thousands):

	Variable Accounts (1)

	Blue Chip (2)	Aggressive Growth (2)	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap

Total cost of investments at beginning of year			$79	$4	$65	$24

Add: Total net proceeds from policy and M&E transactions	$232	$7			60	5

Reinvested distributions from the Fund:

(a) Net investment income					1

(b) Net realized gain					8

Sub-Total	232	7	79	4	134	29

Less: Cost of investments disposed during the year	10		5	4	50	19

Total cost of investments at end of year	222	7	74	0	84	10

Add: Unrealized depreciation	(25)	(1)	(32)		(8)	(2)

Total market value of investments at end of year	$197	$6	$42	$0	$76	$8

	I-Net Tollkeeper	Financial Services (2)	Health Sciences (2)	Tech- nology (2)	Telecom- munications (2)	Multi- Strategy

Total cost of investments at beginning of year	$13					$20,144

Add: Total net proceeds from policy and M&E transactions	(1)	$60	$69	$55	$2	124

Reinvested distributions from the Fund:

(a) Net investment income						409

(b) Net realized gain						31

Sub-Total	12	60	69	55	2	20,708

Less: Cost of investments disposed during the year	1	1	1	3		4,627

Total cost of investments at end of year	11	59	68	52	2	16,081

Add: Unrealized appreciation (depreciation)	(6)	(3)	2	(4)		(1,416)

Total market value of investments at end of year	$5	$56	$70	$48	$2	$14,665

	Equity Income	Strategic Value	Growth LT	Focused 30	Mid-Cap Value	International Value

Total cost of investments at beginning of year	$240	$57	$11,089	$30	$173	$5,719

Add: Total net proceeds from policy and M&E transactions	43	28	423	24	191	120

Reinvested distributions from the Fund:

(a) Net investment income	2		57		2	37

(b) Net realized gain	2		851		6	66

Sub-Total	287	85	12,420	54	372	5,942

Less: Cost of investments disposed during the year	4	29	2,675	7	70	1,422

Total cost of investments at end of year	283	56	9,745	47	302	4,520

Add: Unrealized appreciation (depreciation)	(55)	(4)	(5,334)	(6)	45	(1,361)

Total market value of investments at end of year	$228	$52	$4,411	$41	$347	$3,159

	Capital Opportuni- ties (2)	Mid-Cap Growth (2)	Equity Index	Small-Cap Index (3)	REIT	Inflation Managed (3), (4)

Total cost of investments at beginning of year			$117		$26

Add: Total net proceeds from policy and M&E transactions	$36	$33	26	$16	76	$159

Reinvested distributions from the Fund:

(a) Net investment income			1		2	4

(b) Net realized gain				1

Sub-Total	36	33	144	17	104	163

Less: Cost of investments disposed during the year	5		47	1	31	9

Total cost of investments at end of year	31	33	97	16	73	154

Add: Unrealized appreciation (depreciation)	(3)	1	(14)		3	(2)

Total market value of investments at end of year	$28	$34	$83	$16	$76	$152

(1) Global Growth Variable Account is not shown on the above table due to rounding.
(2) Operations commenced during 2001 (See Note 1 to Financial Statements).
(3) Total cost of investments at December 31, 2000 for the Small-Cap Index and Inflation Managed Variable Accounts were below $500.
(4) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Managed Bond	Money Market	High Yield Bond	Equity	Aggressive Equity	Large-Cap Value

Total cost of investments at beginning of year	$10,380	$1,348	$154	$28,470	$4,346	$17

Add: Total net proceeds from policy and M&E transactions	301	944	80	682	192	162

Reinvested distributions from the Fund:

(a) Net investment income	507	60	17	7		1

(b) Net realized gain				980		2

Sub-Total	11,188	2,352	251	30,139	4,538	182

Less: Cost of investments disposed during the year	2,710	469	28	5,671	1,046	38

Total cost of investments at end of year	8,478	1,883	223	24,468	3,492	144

Add: Unrealized appreciation (depreciation)	620	(2)	(27)	(10,787)	(1,108)

Total market value of investments at end of year	$9,098	$1,881	$196	$13,681	$2,384	$144

3. FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total returns, total net assets, and ratios of investment income and expenses to average daily net assets for the year ended December 31, 2001 were as follows:

Variable Accounts	AUV at End of Year	Number of Units Outstanding	Total Returns (1)	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets

Blue Chip (2)	$8.03	24,582	(19.71%)	$197	0.10%

Aggressive Growth (2)	7.91	803	(20.90%)	6	0.00%

Emerging Markets	5.23	7,932	(9.96%)	42	0.15%

Diversified Research	10.46	7	(4.10%)	See (4)	0.07%

Small-Cap Equity	6.72	11,354	(3.91%)	76	14.08%

International Large-Cap	6.60	1,224	(19.44%)	8	0.74%

I-Net Tollkeeper	4.89	992	(34.82%)	5	0.00%

Financial Services (2)	9.14	6,164	(8.58%)	56	0.63%

Health Sciences (2)	9.10	7,733	(8.98%)	70	0.00%

Technology (2)	5.82	8,272	(41.77%)	48	0.00%

Telecommunications (2)	5.25	326	(47.47%)	2	0.18%

Multi-Strategy	15.17	966,252	(2.54%)	14,656	2.66%

Equity Income	8.66	26,313	(10.15%)	228	1.89%

Strategic Value	8.66	5,986	(11.13%)	52	0.38%

Growth LT	8.18	538,772	(30.54%)	4,409	16.87%

Focused 30	7.03	5,801	(14.57%)	41	0.08%

Mid-Cap Value	14.73	23,554	11.72%	347	3.13%

International Value	10.44	302,810	(22.97%)	3,161	2.70%

Capital Opportunities (2)	8.33	3,386	(16.72%)	28	0.14%

Mid-Cap Growth (2)	8.01	4,258	(19.95%)	34	0.00%

Global Growth (2)	8.38	9	(16.16%)	See (4)	0.00%

Equity Index	8.19	10,089	(13.38%)	83	1.40%

Small-Cap Index	8.95	1,826	0.31%	16	11.29%

REIT	14.11	5,408	7.03%	76	4.65%

Inflation Managed (3)	11.35	13,394	2.81%	152	3.63%

Managed Bond	12.70	716,144	5.83%	9,096	5.09%

Money Market	11.81	159,317	2.41%	1,881	3.75%

High Yield Bond	9.53	20,516	(0.07%)	196	9.97%

Equity	10.25	1,335,006	(22.86%)	13,685	6.20%

Aggressive Equity	7.56	315,269	(18.40%)	2,383	0.00%

Large-Cap Value	11.31	12,742	(4.99%)	144	3.64%

(1)
Total returns reflect a deduction for mortality and expense risk and administrative charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 1.40% of the average daily net assets of each Variable Account as discussed in Note 5. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract, which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(2)	Variable Accounts commenced operations during 2001 (See Note 1 to Financial Statements). The ratios of investment income to average daily net assets are annualized.
(3)	Inflation Managed Variable Account was formerly named Government Securities Variable Account.
(4)	Total net assets in full dollars for the Diversified Research and Global Growth Variable Accounts as of December 31, 2001 were less than $500.

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)

4. DIVIDENDS

    During 2001, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, and Aggressive Equity Portfolios invested in by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

5. CHARGES AND EXPENSES

    Pacific Life charges the Separate Account daily for mortality and expense risks assumed, and administrative costs incurred in operating the Separate Account and issuing and administering the Contracts at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

6. RELATED PARTY AGREEMENT

    Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors
Pacific Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Separate Account B (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts) as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for the period from commencement of operations through December 31, 2001), and the statement of changes in net assets for each of the two years in the period then ended (as to the Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Equity Income, Strategic Value, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, Inflation Managed, High Yield Bond, and Large-Cap Value Variable Accounts, for the year ended December 31, 2001 and for each of the periods from commencement of operations through December 31, 2000, and as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for the period from commencement of operations through December 31, 2001). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 2001 and the results of their operations, financial highlights, and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 8, 2002

Annual Report
as of December 31, 2001

•	Separate Account B of
Pacific	Life Insurance Company

Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
Annuities & Mutual Funds Division
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 480-2A